Segment Reporting - Information Regarding Results of Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
External revenue	$ 6,468,785	$ 3,484,303
External fuel surcharge	751,644	296,831
Total revenue	7,220,429	3,781,134
Operating income (loss)	889,185	416,567
Depreciation and amortization	393,032	299,229
Gain (loss) on sale of land and buildings	(19)	(6)
Gain (loss) on sale of assets held for sale	12,209	11,899
Gain on sale of business	0	306
Loss on disposal of intangible assets	(1)	0
Bargain purchase gain	193,549	4,008
Intangible assets	1,792,921	1,747,663	[1]
Total assets	5,753,123	3,847,254	[1]
Total liabilities	3,532,812	2,058,642	[1]
Additions to property and equipment	267,173	142,814
Operating Segments | Package and Courier
Disclosure Of Operating Segments [Line Items]
External revenue	558,800	478,707
External fuel surcharge	81,104	47,393
Inter-segment revenue and fuel surcharge	1,545	3,055
Total revenue	641,449	529,155
Operating income (loss)	108,440	78,753
Depreciation and amortization	26,404	25,357
Gain (loss) on sale of assets held for sale		91
Loss on disposal of intangible assets	(1)
Intangible assets	193,765	193,288
Total assets	379,881	387,919
Total liabilities	128,599	123,970
Additions to property and equipment	19,347	17,304
Operating Segments | Less-Than-Truckload
Disclosure Of Operating Segments [Line Items]
External revenue	2,413,995	516,720
External fuel surcharge	371,426	66,144
Inter-segment revenue and fuel surcharge	29,969	6,371
Total revenue	2,815,390	589,235
Operating income (loss)	482,754	87,950
Depreciation and amortization	116,060	50,354
Gain (loss) on sale of land and buildings	(16)	(1)
Gain (loss) on sale of assets held for sale	1,640	(56)
Bargain purchase gain	181,549
Intangible assets	188,604	189,579
Total assets	2,220,598	593,653
Total liabilities	916,652	219,234
Additions to property and equipment	65,543	22,829
Operating Segments | Truckload
Disclosure Of Operating Segments [Line Items]
External revenue	1,878,025	1,569,835
External fuel surcharge	258,081	161,680
Inter-segment revenue and fuel surcharge	26,646	16,844
Total revenue	2,162,752	1,748,359
Operating income (loss)	230,189	206,346
Depreciation and amortization	211,561	188,979
Gain (loss) on sale of assets held for sale	10,569	11,864
Gain on sale of business		306
Intangible assets	955,608	907,170
Total assets	2,317,615	2,100,900
Total liabilities	559,438	478,630
Additions to property and equipment	181,313	101,477
Operating Segments | Logistics
Disclosure Of Operating Segments [Line Items]
External revenue	1,617,965	919,041
External fuel surcharge	41,033	21,614
Inter-segment revenue and fuel surcharge	3,074	4,475
Total revenue	1,662,072	945,130
Operating income (loss)	142,794	84,459
Depreciation and amortization	38,208	33,429
Gain (loss) on sale of land and buildings	(3)	(5)
Bargain purchase gain	12,000	4,008
Intangible assets	454,612	457,098
Total assets	746,638	729,690
Total liabilities	248,122	226,218
Additions to property and equipment	809	760
Corporate
Disclosure Of Operating Segments [Line Items]
Operating income (loss)	(74,992)	(40,941)
Depreciation and amortization	799	1,110
Intangible assets	332	528
Total assets	88,391	35,092
Total liabilities	1,680,135	1,010,723
Additions to property and equipment	161	444
Eliminations
Disclosure Of Operating Segments [Line Items]
Inter-segment revenue and fuel surcharge	(61,234)	(30,745)
Total revenue	(61,234)	(30,745)
Total liabilities	$ (134)	$ (133)

[1]	Recasted for change in accounting policy (see note 10)